Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	97.32%	96.76%
Weighted PD	1.54%	2.05%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	89.00%	79.54%
Weighted PD	0.93%	1.02%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	4.44%	12.44%
Weighted PD	5.00%	5.05%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	3.88%	4.78%
Weighted PD	11.58%	11.26%
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	1.86%	2.33%
Weighted PD	29.73%	30.27%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	0.82%	0.91%
Weighted PD	100.00%	100.00%